Document and Entity Information	Jun. 30, 2022
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	EMERGING MARKETS GROWTH FUND INC
Entity Central Index Key	0000794458
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 09, 2023
Document Effective Date	Feb. 15, 2023
Prospectus Date	Sep. 02, 2022
EMERGING MARKETS GROWTH FUND INC | Class M
Prospectus:
Trading Symbol	EMRGX
EMERGING MARKETS GROWTH FUND INC | Class F-3
Prospectus:
Trading Symbol	EMGEX
EMERGING MARKETS GROWTH FUND INC | Class R-6
Prospectus:
Trading Symbol	REFGX